Note 8 - Goodwill and Other Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Apr. 02, 2012 IIJ-Exlayer [Member] JPY (¥)	Mar. 31, 2014 Weighted Average [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life									15 years 219 days
Amortization of Intangible Assets	$ 4,497	¥ 463,074	¥ 557,559
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						48,000	37,000
Goodwill, Impairment Loss		0	0	0
Goodwill	$ 57,972	¥ 5,969,951	¥ 5,969,951	¥ 5,788,333	$ 57,972			¥ 181,618